Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000239891 | Global X India Active ETF8959966
Holdings [Line Items]
Percent of Total Investments	24.20%
C000239891 | Taiwan Semiconductor Manufacturing8960035
Holdings [Line Items]
Percent of Total Investments	16.90%
C000239891 | Global X Brazil Active ETF8959963
Holdings [Line Items]
Percent of Total Investments	6.80%
C000239891 | Samsung Electronics8959987
Holdings [Line Items]
Percent of Total Investments	5.00%
C000239891 | SK hynix8960001
Holdings [Line Items]
Percent of Total Investments	3.50%
C000239891 | MediaTek8960030
Holdings [Line Items]
Percent of Total Investments	3.50%
C000239891 | Hon Hai Precision Industry8960028
Holdings [Line Items]
Percent of Total Investments	2.00%
C000239891 | ASPEED Technology8960023
Holdings [Line Items]
Percent of Total Investments	2.00%
C000239891 | Shinhan Financial Group8959999
Holdings [Line Items]
Percent of Total Investments	1.90%
C000239891 | HYBE8959994
Holdings [Line Items]
Percent of Total Investments	1.60%
C000239891 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000239891 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239891 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239891 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239891 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239891 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239891 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000239891 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000239891 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000239891 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000239891 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000239891 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000239894 | Taiwan Semiconductor Manufacturing8960184
Holdings [Line Items]
Percent of Total Investments	12.60%
C000239894 | Tencent Holdings8960107
Holdings [Line Items]
Percent of Total Investments	6.30%
C000239894 | Samsung Electronics8960085
Holdings [Line Items]
Percent of Total Investments	5.50%
C000239894 | Alibaba Group Holding8960091
Holdings [Line Items]
Percent of Total Investments	4.00%
C000239894 | Xiaomi8960111
Holdings [Line Items]
Percent of Total Investments	3.40%
C000239894 | SK hynix8960140
Holdings [Line Items]
Percent of Total Investments	3.20%
C000239894 | MediaTek8960169
Holdings [Line Items]
Percent of Total Investments	3.00%
C000239894 | HDFC Bank8960124
Holdings [Line Items]
Percent of Total Investments	2.40%
C000239894 | Kuaishou Technology8960100
Holdings [Line Items]
Percent of Total Investments	2.40%
C000239894 | ICICI Bank8960175
Holdings [Line Items]
Percent of Total Investments	2.10%
C000239894 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000239894 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000239894 | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000239894 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239894 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239894 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000239894 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000239894 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000239894 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000239894 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000239894 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000239894 | India
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000239894 | China
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000219481 | Argentine Republic Government International Bond8958893
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219481 | Abu Dhabi Government International Bond8959329
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219481 | Brazilian Government International Bond8959345
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219481 | Panama Government International Bond8958945
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219481 | Saudi Government International Bond8959537
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219481 | Costa Rica Government International Bond8959354
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219481 | Egypt Government International Bond8959363
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219481 | Turkiye Government International Bond8959545
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219481 | Republic of Poland Government International Bond8958974
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Peruvian Government International Bond8959482
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219481 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219481 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219481 | Chile
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219481 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219481 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219481 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219481 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219481 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219481 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219481 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219481 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243178 | NU Holdings8960510
Holdings [Line Items]
Percent of Total Investments	13.10%
C000243178 | Petroleo Brasileiro8960544
Holdings [Line Items]
Percent of Total Investments	11.20%
C000243178 | Itau Unibanco Holding8960542
Holdings [Line Items]
Percent of Total Investments	10.60%
C000243178 | Vale8960547
Holdings [Line Items]
Percent of Total Investments	6.10%
C000243178 | Banco Bradesco8960536
Holdings [Line Items]
Percent of Total Investments	5.80%
C000243178 | Banco BTG Pactual8960516
Holdings [Line Items]
Percent of Total Investments	4.90%
C000243178 | Axia Energia8960534
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243178 | Itausa8960507
Holdings [Line Items]
Percent of Total Investments	4.70%
C000243178 | Raia Drogasil8960527
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243178 | WEG8960530
Holdings [Line Items]
Percent of Total Investments	3.80%
C000243178 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243178 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000243178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000243178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000243178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243178 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000243178 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000243178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000243177 | HDFC Bank8960480
Holdings [Line Items]
Percent of Total Investments	8.90%
C000243177 | Reliance Industries8960455
Holdings [Line Items]
Percent of Total Investments	8.30%
C000243177 | ICICI Bank8960505
Holdings [Line Items]
Percent of Total Investments	7.40%
C000243177 | Bharti Airtel8960467
Holdings [Line Items]
Percent of Total Investments	5.40%
C000243177 | Axis Bank8960463
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243177 | Infosys8960506
Holdings [Line Items]
Percent of Total Investments	5.30%
C000243177 | Larsen & Toubro8960486
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243177 | Tata Consultancy Services8960498
Holdings [Line Items]
Percent of Total Investments	3.80%
C000243177 | United Spirits8960504
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243177 | Prestige Estates Projects8960491
Holdings [Line Items]
Percent of Total Investments	3.30%
C000243177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000243177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000243177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243177 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000243177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000260992 | Bank of Nova Scotia8959033
Holdings [Line Items]
Percent of Total Investments	2.70%
C000260992 | Bank of America8959032
Holdings [Line Items]
Percent of Total Investments	2.60%
C000260992 | Goldman Sachs Group8959063
Holdings [Line Items]
Percent of Total Investments	2.40%
C000260992 | Universal Health Services8959097
Holdings [Line Items]
Percent of Total Investments	2.10%
C000260992 | Charter Communications Operating8959041
Holdings [Line Items]
Percent of Total Investments	2.10%
C000260992 | VMware8959101
Holdings [Line Items]
Percent of Total Investments	2.10%
C000260992 | American Express8959027
Holdings [Line Items]
Percent of Total Investments	2.00%
C000260992 | HCA8959064
Holdings [Line Items]
Percent of Total Investments	1.90%
C000260992 | Comcast8959045
Holdings [Line Items]
Percent of Total Investments	1.90%
C000260992 | Goldman Sachs Group8959060
Holdings [Line Items]
Percent of Total Investments	1.90%
C000260992 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000260992 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000260992 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000260992 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000260992 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.40%